Commitments and Guarantees - Schedule of aircraft acquisition (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$) flight	Dec. 31, 2022 BRL (R$) flight
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | flight	127	144
Present value of lease operations	15.80%	21.00%
Aircraft
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	R$ 16,447,952	R$ 13,965,883
Aircraft | Not later than one year [member]
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	0	2,025,240
Aircraft | Later than one year and not later than two years [member]
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	916,053	1,544,642
Aircraft | Later than two years and not later than three years [member]
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,290,764	1,969,208
Aircraft | Later than three years and not later than four years [member]
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	4,991,454	2,414,533
Aircraft | Later than four years and not later than five years [Member]
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	4,359,775	1,361,299
Aircraft | After four year [Member]
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	R$ 4,889,906	R$ 4,650,961
Aircraft leased from lessors
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | flight	31	32
Aircraft acquired from manufactures
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | flight	96	112